Long-Term Debt - Convertible Preferred Stock (Details) - USD ($)	Oct. 13, 2020	May 31, 2017
Class of Warrant or Right [Line Items]
Share price per share	$ 17.00
Exercisable on May 31, 2027
Class of Warrant or Right [Line Items]
Warrants to purchase shares of convertible preferred stock		360,000
Exercisable on December 14, 2027
Class of Warrant or Right [Line Items]
Warrants to purchase shares of convertible preferred stock		45,000
Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Warrants to purchase shares of convertible preferred stock		405,000
Share price per share		$ 1.00
Warrants outstanding		$ 286,267